ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	$ 295,591,236
Changes in fair value recognised in profit or loss	323,685	$ 278,751	$ 270,095
Assets at the end of the period	301,181,596	295,591,236
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	40,403,000
Assets at the end of the period	44,913,854	40,403,000
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	6,904,487
Assets at the end of the period	7,740,172	6,904,487
Financial Assets In Concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	3,507,231	3,228,480	2,958,385
Changes in fair value recognised in profit or loss	323,685	278,751	270,095
Assets at the end of the period	3,830,916	3,507,231	3,228,480
Debt securities [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	26,224,070
Assets at the end of the period	30,442,045	26,224,070
Debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	1,383	88,821	95,349
Changes in fair value recognised in profit or loss	506	(58,845)	4,222
Changes in fair value recognised in OCI		671,348	85,096
Additions		227,854
Sales/redemptions		(783,552)	(95,846)
Loss of control in subsidiary		(71,248)
Transfers from level 3 to level 2		(72,995)
Assets at the end of the period	1,889	1,383	88,821
Equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	7,515,847
Assets at the end of the period	7,377,523	7,515,847
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	2,302,280	1,357,164	1,159,963
Changes in fair value recognised in profit or loss	204,276	80,408	173,954
Changes in fair value recognised in OCI	39,566	16,613	(6,431)
Additions	830,718	918,046	3,553
Sales/redemptions	(606,614)	(13,062)	(15,665)
Discontinued operations		1	3,403
Loss of control in subsidiary		(56,599)
Reclassification BAC			(47)
Transfers from level 2 to level 3			73,859
Transfers from level 3 to level 2		(291)	(35,425)
Assets at the end of the period	2,770,226	2,302,280	1,357,164
Biological assets [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	212,630
Assets at the end of the period	230,672	212,630
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	212,630	154,986	122,675
Changes in fair value recognised in profit or loss	18,601	56,859	28,546
Additions	26,118	28,368	27,213
Sales/redemptions	(26,677)	(27,583)	(23,448)
Assets at the end of the period	230,672	212,630	154,986
Investment property [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	880,963
Assets at the end of the period	906,469	880,963
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets at the beginning of the period	880,963	852,935	808,556
Changes in fair value recognised in profit or loss	84,958	55,930	22,775
Changes in fair value recognised in OCI	557	797	7,991
Transfers to non-current assets held for sale	95,593	31,184	22,847
Reclassification	(4,160)	(4,493)	4,490
Effect of movements in exchange rates	(7,079)	2,282	2,964
Additions	56,307	70,081	77,157
Sales/redemptions	(200,670)	(127,753)	(93,845)
Assets at the end of the period	$ 906,469	$ 880,963	$ 852,935